                                MFS BOND FUND
                      (A SERIES OF MFS SERIES TRUST IX)
           500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                               617 o 954-5000


                                                              December 22, 1995

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

     Re:  MFS SERIES TRUST IX (FILE NO. 811-2464), ON BEHALF OF
          MFS BOND FUND
          -----------------------------------------------------

Ladies and Gentlemen:

     Pursuant to the requirements of Section 30(b) of the Investment Company Act of 1940 and Rule 30b2-1 thereunder, we hereby file a copy of the Semiannual Report to Shareholders dated October 31, 1995 of MFS Bond Fund.

                                                  Very truly yours,

                                                  LORRAINE K. GRIP

                                                  Lorraine K. Grip
                                                  Senior Production Editor

/lkg

MFS Logo                                                      Semiannual Report
                                                               October 31, 1995

MFS [Registration Mark] BOND FUND

Front cover
A photo of two people talking.

MFS [Registration Mark] BOND FUND

TRUSTEES

A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor; Former Chairman and Director (until
1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive Officer, Eastern Enterprises

Lawrence T. Perera - Partner, Hemenway & Barnes

William J. Poorvu - Adjunct Professor, Harvard University Graduate School of Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American Management Corp. (investment advisers)

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
Geoffrey L. Kurinsky*

TREASURER
W. Thomas London*

ASSISTANT TREASURER
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

CUSTODIAN
Investors Bank & Trust Company

AUDITORS
Deloitte & Touche llp

INVESTOR INFORMATION
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

INVESTOR SERVICE
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

[DALBAR LOGO]

                               TOP-RATED SERVICE

For the second year in a row, MFS earned a #1 ranking in DALBAR, Inc.'s Broker/Dealer Survey, Main Office Operations Service Quality category. The firm achieved a 3.49 overall score -- on a scale of 1 to 4 -- in the 1995 survey. A total of 71 firms responded, offering input on the quality of service they receive from 36 mutual fund companies nationwide. The survey contained questions about service quality in 17 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."


*Affiliated with the Investment Adviser

LETTER TO SHAREHOLDERS

Dear Shareholders:

The past six months have been positive ones for fixed-income markets, as the reduction in long-term interest rates resulted in price appreciation from fixed-income securities as well as the traditional coupon income which these securities provide. The markets' performance was helped by both the slower rate of economic growth during this period and continuing good news on the inflation front. During the six-month period ended October 31, 1995, Class A shares of the Fund provided a total return of +9.26%, Class B shares +8.88%, and Class C shares +8.92%, all higher than the +8.61% return of the Lehman Brothers Government/Corporate Bond Index (the Lehman Index). The Lehman Index is an unmanaged, market-value-weighted index of U.S. Treasury and government agency securities (excluding mortgage-backed securities) and investment-grade debt obligations of domestic corporations. A discussion of the Fund's performance may be found in the Portfolio Performance and Strategy section of this letter. Complete performance data can be found on pages four and five of this report.

Economic Outlook

Moderate, but sustainable, growth appears to be the hallmark of the economic expansion's fifth year. While initial estimates showed the U.S. economy growing at an annual rate of 4.2% in the third quarter, this surprisingly strong growth was mainly driven by a pickup in consumer spending and an increase in business and government outlays. Although impressive, this growth rate is not expected to continue in coming months. Recent retail sales have been disappointing, in part because of rising levels of consumer debt. An extended period of lower mortgage rates seems to have relieved much of the pent-up demand for housing. Growth is not expected to get much help from the manufacturing sector, either, as order flows from manufacturers have moderated. Export activity, meanwhile, is also expected to remain modest as continued weakness abroad has limited demand for many U.S. goods. However, the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough longer term confidence to help maintain modest growth in real (adjusted for inflation) gross domestic product into 1996.

Interest Rates

Given the unexpected strength of the economy in the third quarter, prospects for further decreases in short-term interest rates by the Federal Reserve seem uncertain in the near term. Long-term rates, meanwhile, have moved noticeably downward in recent months in anticipation of more modest fourth-quarter growth with continued low inflation. While there have been some increases in commodity prices, companies have found it difficult to pass these on at the consumer level as they continue to fight for market share. Additionally, unit labor costs remain under control and seem to be growing at a pace that is near or below the ongoing inflation rate. Thus, with long-term government bonds yielding over 6% in an environment of 2% to 3% inflation, real rates of return in the fixed-income markets remain relatively attractive.

Portfolio Performance and Strategy

The Fund's strong performance over the past six months was a result of its being properly positioned for both a drop in long-term interest rates and the outperformance of the corporate bond market compared with other sectors of the fixed-income markets. As a result of its duration being about one year longer than that of the Lehman Index, the drop in 10-year Treasury rates from 7% on May 1, 1995 to 6% by the end of October resulted in a greater degree of price appreciation for the Fund.

     The six-month period was also a very strong period for the investment-grade corporate bond market, which outperformed the Lehman Index by 60 basis points (0.60%). As has been the case historically, the corporate bond market typically outperforms Treasury securities in periods of economic growth (although principal value and interest on Treasury securities are guaranteed by the U.S. Government if held to maturity). The Fund's 50% to 60% weighting in the corporate bond market was nearly twice that of both the competitive universe and the Fund's normal position.

     In terms of sectors, the Fund benefited from overweighting in the media and cable industries, with significant holdings in Time-Warner, News America and Telecommunications, Inc. The 12.5% return for the media and cable sector over the past six months has made this the best performing sector of the corporate bond market. While this sector is going through a major technological evolution, the ability of these firms to reduce their debt load has resulted in their debt status improving from the top tier of the high-yield market to one of solid, investment-grade securities.

     Looking ahead, we are maintaining our duration at around a year longer than normal but have begun to reduce our exposure to the corporate bond market. Along with signs of potential economic weakness in October, which is typically not good for corporate bonds, the rich valuation of this sector suggests that the risk/reward environment for owning corporate bonds is less favorable at this point. By the end of October, the Fund's position in investment-grade corporate bonds had been reduced from as much as 60% of the portfolio to 38%. We have also reduced the Fund's exposure to the high-yield corporate sector, from a high of 20% to around 12%.

     We appreciate your support and welcome any questions or comments you may have.

Respectfully,


[Photo of A. Keith Brodkin,                   [Photo of Geoffrey L. Kurinsky,
Chairman and President                        Portfolio Manager]

[Signature]                                   [Signature]

A. Keith Brodkin                              Geoffrey L. Kurinsky
Chairman and President                        Portfolio Manager

November 10, 1995


PORTFOLIO MANAGER PROFILE

Geoffrey Kurinsky began his career at MFS in 1987 in the Fixed Income Department. A graduate of the University of Massachusetts and Boston University's Graduate School of Management, he was named Assistant Vice President in 1988, Vice President in 1989 and Senior Vice President in 1993. In 1989, he became Portfolio Manager of MFS Bond Fund.

OBJECTIVES AND POLICIES

The Fund primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. The secondary objective of the Fund is to protect shareholders' capital. The Fund seeks to achieve its objectives by investing at least 65% of its total assets in convertible and non-convertible debt securities and preferred stocks, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and commercial paper, repurchase agreements, cash and cash equivalents. Up to 20% of the Fund's assets may be invested in non-investment-grade debt securities. The Fund may also enter into options and futures transactions and forward foreign currency exchange contracts.

PERFORMANCE SUMMARY

Because mutual funds like MFS Bond Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B and Class C shares for the applicable time periods.


AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN

Class A Investment Results
(net asset value change including reinvested distributions)

                                     6 Months    1 Year   5 Years   10 Years
================================================================================
Cumulative Total Return*               +9.26%   +18.48%   +66.31%   +158.65%
--------------------------------------------------------------------------------
Average Annual Total Return*             --     +18.48%   +10.72%   +  9.97%
--------------------------------------------------------------------------------

The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the Securities and Exchange Commission
(the SEC), with all distributions reinvested and reflecting the maximum sales charge of 4.75% on the initial investment for the 1-, 5- and 10-year periods ended September 30, 1995, were +11.86%, +9.75% and +9.57%, respectively.

*These results do not include the sales charge. If the charge had been included, the results would have been lower.

Class B Investment Results
(net asset value change including reinvested distributions)
                                                                       9/07/93+-
                                                  6 Months     1 Year  10/31/95
================================================================================
Cumulative Total Return++                           +8.88%    +17.54%   +10.09%
Average Annual Total Return++                         --      +17.54%    +4.58%
--------------------------------------------------------------------------------

The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the SEC, with all distributions reinvested and reflecting the current maximum contingent deferred sales charge
(CDSC) of 4% for the 1-year period ended September 30, 1995 and for the period from September 7, 1993+ to September 30, 1995, were +12.44% and +2.71%, respectively.

Class C Investment Results
(net asset value change including reinvested distributions)
                                                                       1/03/94+-
                                              6 Months       1 Year    10/31/95
================================================================================
Cumulative Total Return [ss]                    +8.92%      +17.67%     +11.22%
--------------------------------------------------------------------------------
Average Annual Total Return [ss]                  --        +17.67%      +6.00%
--------------------------------------------------------------------------------

The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the SEC, with all distributions reinvested for the 1-year period ended September 30, 1995 and for the period from January 3, 1994+ to September 30, 1995, were +16.48% and +5.82%, respectively.

All results represent past performance and are not necessarily an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All
Class A share results reflect the applicable expense subsidy which is explained in the Notes to Financial Statements. Had the subsidy not been in effect, the results would have been less favorable.

    + Commencement of offering of this class of shares.
   ++ These results do not include any CDSC. If the charge had been included, the results would have been lower.
 [ss] Class C shares have no initial sales charge or CDSC but, along with Class B shares, have higher annual fees and expenses than Class A shares.

                                                                               5

PORTFOLIO OF INVESTMENTS - October 31, 1995

Bonds - 89.3%
==============================================================================================
S & P
Bond Rating                                                     Principal Amount
(Unaudited)     Issuer                                             (000 Omitted)          Value
-----------------------------------------------------------------------------------------------
           U.S. Dollar Denominated - 84.4%
             Corporate Asset Backed - 3.9%
NR               MBNA Credit Card, 6s, 2003                            $  25,000   $ 25,000,000
-----------------------------------------------------------------------------------------------
             Financial Institutions - 11.1%
               Financial Services - 10.2%
AA-              ABN Amro Global Bond, 7.25s, 2005 $                       6,870   $  7,131,335
BBB              Alex Brown, Inc., 7.625s, 2005                            4,500      4,644,270
A-               Banco Central Hispano, 8.25s, 2004                        4,500      4,816,305
BB+              Center Financial Corp., 8.375s, 2002                      4,000      4,070,000
A-               Chase Manhattan Corp., 8.8s, 2000                         2,500      2,580,825
A+               Citicorp, 8.8s, 2000                                      3,890      4,014,286
BB-              Coastal Bancorp, Inc., 10s, 2002                          1,000        980,000
BB+              Den Danske Bank, 7.25s, 2005##                            3,000      3,044,940
BB+              First USA Bank Corp.
                   (Bank of Wilmington), 7.65s, 2003                       6,840      6,961,752
NR               Goldman Sachs Group, 7.264s, 2005                         1,500      1,530,000
A                Lehman Brothers Holdings, Inc., 7.125s, 2002              2,680      2,706,800
A                Lehman Brothers Holdings, Inc., 7.375s, 2007              3,600      3,718,728
BBB              Leucadia National Corp., 8.25s, 2005                      5,390      5,463,412
BBB              RHG Finance Corp., 8.875s, 2005                           3,000      3,059,700
BB-              Riggs National Corp., 8.5s, 2006                          8,000      8,320,000
BB+              Sovereign Bancorp, Inc., 6.75s, 2000                      2,600      2,548,000
                                                                                   ------------
                                                                                   $ 65,590,353
-----------------------------------------------------------------------------------------------
              Insurance - 0.9%
BB+              CCP Insurance, Inc., 10.5s, 2004                      $   2,400   $  2,593,104
A+               Travelers Group, Inc., 7.875s, 2025                       2,740      2,924,210
                                                                                   ------------
                                                                                   $  5,517,314
-----------------------------------------------------------------------------------------------
Total Financial Institutions                                                       $ 71,107,667
-----------------------------------------------------------------------------------------------
           Foreign - U.S. Dollar Denominated - 6.3%
A+               Banco Santander, 7.875s, 2005                         $   4,890   $  5,219,635
BBB-             Financiara Ener National - Colombia, 6.625s, 1996##       3,040      3,021,000
AA+              Government of Canada, 6.375s, 2005                        4,000      4,002,760
A+               Hanson Overseas, 6.75s, 2002                              4,160      4,180,347
NR               Hidroelectrica Alicura, 8.375s, 1999##                    4,325      3,806,000
AA-              Korea Electric Power Corp., 7.75s, 2013                  10,415     10,730,575
AA-              Province of Ontario-Global, 7s, 2005                      5,000      5,123,445
BBB-             Republic of Columbia, 8.75s, 1999                           110        114,272
BBB-             Republic of Colombia, 7.25s, 2004                         2,590      2,419,759
BBB-             Republic of Greece, 9.75s, 1999                           1,765      1,930,892
                                                                                   ------------
                                                                                   $ 40,548,685
-----------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - continued

Bonds - continued
===============================================================================================
S & P
Bond Rating                                                     Principal Amount
(Unaudited)     Issuer                                             (000 Omitted)         Value
-----------------------------------------------------------------------------------------------
           U.S. Dollar Denominated - continued
             Industrials - 23.7%
               Aerospace - 0.1%
BBB              McDonnell-Douglas Co., 9.25s, 2002                    $     500   $    567,805
-----------------------------------------------------------------------------------------------
               Building - 1.2%
BBB-             Owens Corning Fiberglass Corp., 8.875s, 2002          $   5,650   $  6,204,943
NR               Owens Corning Fiberglass Corp., 9.9s, 2015##              1,500      1,651,875
                                                                                   ------------
                                                                                    $ 7,856,818
-----------------------------------------------------------------------------------------------
               Consumer Goods and Services - 1.6%
BBB-             Black & Decker Corp., 8.44s, 1999                     $   1,500   $  1,596,150
BBB+             Laidlaw Inc., 8.75s, 2025                                 5,000      5,689,250
BBB-             Rouse Co., 8.55s, 2005                                    2,890      3,207,033
                                                                                   ------------
                                                                                   $ 10,492,433
-----------------------------------------------------------------------------------------------
               Entertainment - 0.3%
BBB-             Time-Warner, Inc., 7.75s, 2005                        $   2,080   $  2,096,286
-----------------------------------------------------------------------------------------------
               Food and Beverage Products - 5.1%
AA-              Anheuser-Busch Cos., Inc., 7.25s, 2015                $   7,740   $  7,912,107
BBB-             Borden, Inc., 9.875s, 1997                                3,000      3,170,340
BBB-             Borden, Inc., 9.2s, 2021                                  3,000      3,249,300
BBB-             Borden, Inc., 7.875s, 2023                                2,500      2,383,925
BBB-             RJR Nabisco, Inc., 8s, 2000                               1,500      1,531,305
BBB-             RJR Nabisco, Inc., 8.75s, 2005                            1,545      1,548,291
BBB-             RJR Nabisco, Inc., 8.75s, 2007                            4,955      4,967,833
BBB              RJR Nabisco, Inc., 7.55s, 2015                            7,850      7,846,075
                                                                                   ------------
                                                                                   $ 32,609,176
-----------------------------------------------------------------------------------------------
               Forest and Paper Products - 2.9%
BB+              AvenoInc., 9.375s, 2004                               $   3,000   $  3,309,930
BBB-             GeorgCorp., 9.875s, 2021                                  7,850      8,933,850
BBB-             GeorgCorp., 9.125s, 2022                                  2,500      2,713,400
BBB-             GeorgCorp., 8.125s, 2023                                  1,000      1,015,280
BBB-             GeorgCorp., 8.625s, 2025                                  2,500      2,665,950
                                                                                   ------------
                                                                                   $ 18,638,410
-----------------------------------------------------------------------------------------------
               Medical and Health Products - 1.2%
BBB-             FHP International Corp., 7s, 2003                     $   5,000   $  4,806,000
BB-              Tenet Healthcare Corp., 10.125s, 2005                     2,740      2,959,200
                                                                                   ------------
                                                                                    $ 7,765,200
-----------------------------------------------------------------------------------------------
               Metals and Minerals - 0.7%
BBB              Asarco, Inc., 8.5s, 2025                              $   4,200   $  4,571,742
-----------------------------------------------------------------------------------------------
               Oil - 1.6%
BB+              Coastal Corp., 7.75s, 2035                            $   3,250   $  3,189,063
BB               Oryx Energy Co., 10s, 2001                                4,500      4,941,540
BBB-             Parker & Parsley Petroleum, 8.25s, 2007                   2,400      2,511,744
                                                                                   ------------
                                                                                   $ 10,642,347
-----------------------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS - continued

Bonds - continued
===============================================================================================
S & P
Bond Rating                                                     Principal Amount
(Unaudited)     Issuer                                             (000 Omitted)         Value
-----------------------------------------------------------------------------------------------
          U.S. Dollar Denominated - continued
             Industrials - continued
               Printing and Publishing - 2.9%
BBB              News America Holdings, Inc., 10.125s, 201             $   6,825   $  8,075,886
BBB              News America Holdings, Inc., 8.875s, 2023                 5,000      5,540,000
BB+              Valassis Inserts, 9.375s, 1999                            5,000      5,073,950
                                                                                   ------------
                                                                                   $ 18,689,836
-----------------------------------------------------------------------------------------------
               Stores - 0.6%
A                Dayton-Hudson Corp., 9s, 2021                         $   1,000   $  1,157,220
BBB              K-Mart Corp., 8.8s, 2010                                  2,250      2,435,490
                                                                                   ------------
                                                                                   $  3,592,710
-----------------------------------------------------------------------------------------------
               Telecommunications - 2.5%
BBB-             TCI Communications Inc., 8.75s, 2015                  $   2,113   $  2,230,884
BBB-             Tele-Communications, 7.38s, 2001                          2,750      2,816,715
BBB-             Tele-Communications, 9.25s, 2023                         10,202     10,736,177
                                                                                   ------------
                                                                                   $ 15,783,776
-----------------------------------------------------------------------------------------------
               Transportation - 3.0%
NR               Jet Equipment Trust, "B," 10.91s, 2006##              $   3,095   $  3,526,971
BBB              Jet Equipment Trust, "B," 9.71s, 2014##                   1,500      1,613,550
BBB-             Jet Equipment Trust, "C," 10.69s, 2015##                  2,390      2,731,244
AA               NorthWest Airlines Trust, 9.25s, 2014                     2,346      2,696,227
BBB              Qantas Airways, Ltd., 7.5s, 2003##                        5,000      5,112,450
BB               United Air Lines, Inc., 10.25s, 2021                      3,000      3,371,850
                                                                                   ------------
                                                                                   $ 19,052,292
-----------------------------------------------------------------------------------------------
Total Industrials                                                                  $152,358,831
-----------------------------------------------------------------------------------------------
            Mortgage-Backed Pass-Throughs - 2.2%
NR               Merrill Lynch Mortgage Investors, Inc., 10.8s, 2009+  $      57   $     56,567
NR               Merrill Lynch Mortgage Investors, Inc., 9.7s, 2008          374        381,498
NR               Merrill Lynch Mortgage Investors, Inc., 10.25s, 2009+     1,211      1,224,957
NR               Merrill Lynch Mortgage Investors, Inc., 10s, 2011         2,014      2,120,666
NR               Merrill Lynch Mortgage Investors, Inc., 9s, 2011          1,624      1,670,673
NR               Merrill Lynch Mortgage Investors, Inc., 8.3s, 2011        2,243      2,281,114
NR               Merrill Lynch Mortgage Investors, Inc., 9.3s, 2016+       4,416      4,509,923
B                Merrill Lynch Mortgage Investors, Inc., 8.238s, 2021+     2,000      1,530,660
AAA              Security Pacific National Bank, 8.5s, 2017+++               133        136,399
                                                                                   ------------
                                                                                   $ 13,912,457
-----------------------------------------------------------------------------------------------
            U.S. Federal Agencies - 3.9%
GOV              Federal Home Loan Mortgage Corp., 9.5s, 2001          $      13   $     13,793
GOV              ederal Home Loan Mortgage Corp., 9.5s, 2025               3,070      3,241,708
GOV              Federal National Mortgage Assn., 9s, 2004                     4          3,692
GOV              Federal National Mortgage Assn., Stripped Mortgage
                   Backed Security, 240, 7s, 2023                          7,543      2,319,596
GOV              Federal National Mortgage Assn., 9.5s, 2024               3,061      3,230,632
GOV              Federal National Mortgage Assn., 9.5s, 2025              15,704     16,575,354
                                                                                   ------------
                                                                                   $ 25,384,775
-----------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - continued

Bonds - continued
===============================================================================================
S & P
Bond Rating                                                     Principal Amount
(Unaudited)     Issuer                                             (000 Omitted)         Value
-----------------------------------------------------------------------------------------------
          U.S. Dollar Denominated - continued
            U.S. Government Guaranteed - 17.4%
              Government National Mortgage Association - 0.1%
GOV              GNMA, 92, 2015                                        $     108   $    114,041
GOV              GNMA, 13.25s, 2023                                          688        769,189
                                                                                   ------------
                                                                                   $    883,230
-----------------------------------------------------------------------------------------------
            U.S. Treasury Obligations - 17.3%
GOV              Stripped Principal Payments, 0s, 2020                 $  10,400   $  2,096,224
GOV              U.S. Treasury Note, 5.75s, 2000                          25,000     24,931,641
GOV              U.S. Treasury Note, 6.75s, 2000                           4,325      4,481,781
GOV              U.S. Treasury Note, 7.5s, 2002                            5,000      5,432,050
GOV              U.S. Treasury Note, 7.25s, 2004                           8,900      9,637,009
GOV              U.S. Treasury Note, 6.5s, 2005                            7,290      7,549,670
GOV              U.S. Treasury Bond, 6.875s, 2025                         30,000     32,198,400
GOV              U.S. Treasury Bond, 7.625s, 2025                         21,640     25,122,742
                                                                                   ------------
                                                                                   $111,449,517
-----------------------------------------------------------------------------------------------
Total U.S. Government Guaranteed                                                   $112,332,747
-----------------------------------------------------------------------------------------------
          Utilities - 15.9%
            Electric - 13.1%
BB+              BVPS II Funding Corp, 8.33s, 2007                     $   1,450   $  1,433,079
BB               Central Maine Power Co., 7.45s, 1999                      1,500      1,503,750
BB               Cleveland Electric Illum., 9.5s, 2005                     1,000      1,000,000
BBB              Commonwealth Edison Co., 8.5s, 2022                       2,000      2,098,060
BBB              Commonwealth Edison Co., 8.375s, 2023                    11,290     11,937,256
B+               First PV Funding Corp., 10.3s, 2014                       6,727      6,937,219
B+               First PV Funding Corp., 10.15s, 2016                      5,508      5,576,850
BBB-             Gulf States Utilities Co., 8.25s, 2004                    4,650      4,979,825
BBB              Illinois Power Co., 8.75s, 2021                           5,000      5,242,000
BBB-             Long Island Lighting Co., 7.85s, 1999                     5,490      5,646,520
BB+              Long Island Lighting Co., 8.9s, 2019                     11,910     11,835,920
BBB-             Long Island Lighting Co., 9.625s, 2024                    1,500      1,543,290
BBB-             Louisiana Power & Light Co., 10.67s, 2017                 1,450      1,559,229
BBB-             Louisiana Power & Light Co., 10.67s, 2017                   490        526,912
BB-              Midland Corp., 10.33s, 2002                               3,160      3,302,498
BB               Niagara Mohawk Power Co., 8s, 2004                        2,490      2,313,285
BB               Niagara Mohawk Power Co., 7.7s, 2006                      5,500      5,030,795
BBB-             Ohio Edison Co., 7.375s, 2002                             5,900      6,067,914
BBB-             Salton Sea Funding Corp., 7.37s, 2005##                   2,655      2,690,444
BBB-             Salton Sea Funding Corp., 7.84s, 2010##                   2,775      2,822,203
                                                                                   ------------
                                                                                   $ 84,047,049
-----------------------------------------------------------------------------------------------
             Gas - 2.3%
BBB-             ANR Pipeline Co., 7s, 2025                            $   4,050   $  4,252,865
BB-              California Energy Co., 0s, 2004                           3,100      2,759,000
BBB              Louisiana Land & Exploration, 7.65s, 2023                 1,000      1,005,652
BBB              Northwest Pipeline Co., 9s, 2022                            800        870,504
BBB-             Panhandle Eastern Corp., 8.625s, 2025                     1,875      2,039,963
BBB              Southern Union Co., 7.6s, 2024                            4,120      4,154,855
                                                                                   ------------
                                                                                   $ 15,082,839
-----------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - continued

Bonds - continued
===============================================================================================
S & P
Bond Rating                                                     Principal Amount
(Unaudited)     Issuer                                             (000 Omitted)         Value
-----------------------------------------------------------------------------------------------
          U.S. Dollar Denominated - continued
            Utilities - continued
              Telephone - 0.5%
BBB+             Century Telephone Enterprises, 8.25s, 2024            $   3,000   $  3,200,190
-----------------------------------------------------------------------------------------------
Total Utilities                                                                    $102,330,078
-----------------------------------------------------------------------------------------------
Total U.S. Dollar Denominated                                                      $542,975,240
-----------------------------------------------------------------------------------------------
          Foreign - Non-U.S. Dollar Denominated - 4.9%
            Australian Dollars - 0.9%
AA               Queensland Treasury Corp., 8s, 2001              AUD      8,000   $  5,923,624
-----------------------------------------------------------------------------------------------
            Canadian Dollars - 0.5%
AA+              Government of Canada, 8.5s, 2000                 CAD      1,600   $  1,254,162
AA+              Government of Canada, 7.5s, 2000                          2,500      1,892,671
                                                                                   ------------
                                                                                   $  3,146,833
-----------------------------------------------------------------------------------------------
            Danish Kroner - 0.5%
AA+              Kingdom of Denmark, 9s, 2000                     DKK      8,630   $  1,711,148
AA+              Kingdom of Denmark, 9s, 1998                              8,800      1,722,783
                                                                                   ------------
                                                                                   $  3,433,931
-----------------------------------------------------------------------------------------------
            Dutch Guilders - 0.5%
AAA              Dutch State Loan, 6.25s, 1998                    NLG        270   $    177,285
AAA              Dutch State Loan, 8.25s, 2007                             4,350      3,096,115
                                                                                   ------------
                                                                                   $  3,273,400
-----------------------------------------------------------------------------------------------
            German Marks - 1.8%
AAA              Deutschland Republic, 8.5s, 2000                 DEM      1,110   $    883,806
AAA              Deutschland Republic, 6.5s, 2003                          6,465      4,647,049
AAA              German Unity Fund, 8.5s, 2001                             6,382      5,092,817
AAA              Nordrhein Westfalen, 6.25s, 2002                          1,620      1,144,179
                                                                                   ------------
                                                                                   $ 11,767,851
-----------------------------------------------------------------------------------------------
            New Zealand Dollars - 0.3%
AA               Government of New Zealand, 10s, 2002             NZD      2,700   $  2,027,639
-----------------------------------------------------------------------------------------------
            Spanish Pesetas - 0.4%
AA               Kingdom of Spain, 10.9s, 2003                    ESP    290,000   $  2,391,816
-----------------------------------------------------------------------------------------------
Total Foreign - Non-U.S. Dollar Denominated                                        $ 31,965,094
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $562,755,778)                                        $574,940,334
-----------------------------------------------------------------------------------------------

Preferred Stock - 0.5%
===============================================================================================
Issuer                                                                    Shares
-----------------------------------------------------------------------------------------------
Bank United, TX, Federal Savings Bank, (Identified Cost, $3,000,000)     120,000   $  3,045,000
-----------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - continued

Short-Term Obligation - 0.8%
===============================================================================================
                                                                Principal Amount
Issuer                                                             (000 Omitted)         Value
-----------------------------------------------------------------------------------------------
Czech ING Note, 10.32s, 1995, at Amortized Cost and Value          CZK   135,874   $  5,002,488
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 9.7%
===============================================================================================
Lehman Brothers, dated 10/31/95, due 11/01/95, total to be
received $62,497,154 (secured by U.S. Treasury Notes at 7.5s, due 2/29/96, and Bonds at 10.375s, due 11/15/09, market
value $63,740,199), at Amortized Cost and Value                        $  62,487   $ 62,487,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $633,245,266)                                  $645,474,822

Other Assets, Less Liabilities - (0.3)%.(1,737,319)
===============================================================================================
Net Assets - 100.0%                                                                $643,737,503
-----------------------------------------------------------------------------------------------

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

AUD = Australian Dollars      DKK = Danish Kroner     ITL = Italian Lire
CAD = Canadian Dollars        ESP = Spanish Pesetas   JPY = Japanese Yen
CZK = Czech Republic Krona    GBP = British Pounds    NLG = Dutch Guilders
DEM = German Marks            IEP = Irish Punts       NZD = New Zealand Dollars

## SEC Rule 144A restriction.
 + Restricted security.
++ Security valued by or at the direction of the Trustees.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
================================================================================
October 31, 1995
--------------------------------------------------------------------------------
Assets:
   Investments, at value (identified cost, $633,245,266)           $645,474,822
   Cash                                                                     603
   Net receivable for forward foreign currency exchange
     contracts purchased                                                248,761
   Receivable for investments sold                                   18,711,728
   Receivable for Fund shares sold                                      774,194
   Interest receivable                                               10,635,132
   Other assets                                                          15,576
                                                                   ------------
       Total assets                                                $675,860,816
                                                                   ============
Liabilities:
   Payable for investments purchased                               $ 30,290,108
   Payable for Fund shares reacquired                                   645,463
   Net payable for forward foreign currency exchange
        contracts sold                                                  823,763
   Payable to affiliates -
   Management fee                                                        20,979
   Shareholder servicing agent fee                                        8,551
   Distribution fee                                                     101,512
   Accrued expenses and other liabilities                               232,937
                                                                   ------------
       Total liabilities                                           $ 32,123,313
                                                                   ============
Net assets                                                         $643,737,503
                                                                   ============
Net assets consist of:
   Paid-in capital                                                 $642,166,069
   Unrealized appreciation on investments and translation
     of assets and liabilities in foreign currencies                 11,683,267
   Accumulated net realized loss on investments and
     foreign currency transactions                                   (9,746,217)
   Accumulated distributions in excess of net investment income        (365,616)
                                                                   ------------
       Total                                                       $643,737,503
                                                                   ============
Shares of beneficial interest outstanding                           48,090,989
                                                                   ============
Class A shares:
   Net asset value and redemption price per share
     (net assets of $526,257,66 / 39,290,007 shares
     of beneficial interest outstanding)                             $13.39
                                                                     ======
   Offering price per share (100/95.25)                              $14.06
                                                                     ======
Class B shares:
   Net asset value and offering price per share
     (net assets of $102,021,944 / 7,642,775 shares
     of beneficial interest outstanding)                             $13.35
                                                                     ======
Class C shares:
   Net asset value, offering price, and redemption price
     per share (net assets of $15,457,895 / 1,158,207 shares
     of beneficial interest outstanding)                             $13.35
                                                                     ======

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations
================================================================================
Six Months Ended October 31, 1995
--------------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $ 25,434,670
                                                                   ------------
  Expenses -
    Management fee                                                 $  1,232,338
    Trustees' compensation                                               24,362
    Shareholder servicing agent fee (Class A)                           382,500
    Shareholder servicing agent fee (Class B)                            97,387
    Shareholder servicing agent fee (Class C)                             8,767
    Distribution and service fee (Class A)                              826,786
    Distribution and service fee (Class B)                              443,681
    Distribution and service fee (Class C)                               58,451
    Custodian fee                                                       138,416
    Postage                                                              89,192
    Auditing fees                                                        30,550
    Printing                                                             29,993
    Legal fees                                                            3,651
    Miscellaneous                                                       220,038
                                                                   ------------
      Total expenses                                               $  3,586,112
    Fees paid indirectly                                                (34,122)
    Reduction of expenses by distributor                               (256,303)
                                                                   ------------
      Net expenses                                                 $  3,295,687
                                                                   ------------
        Net investment income                                      $ 22,138,983

Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                        $ 21,392,683
    Written option transactions                                         (34,027)
    Foreign currency and forward foreign currency
      exchange contracts and other transactions
      denominated in foreign currency                                   584,258
                                                                   ------------
      Net realized gain on investments                             $ 21,942,914
                                                                   ------------
  Change in unrealized appreciation (depreciation) -
    Investments                                                    $  8,797,118
    Written options                                                      65,995
    Foreign currency and forward foreign currency
      exchange contracts                                               (972,558)
                                                                   ------------
      Net unrealized gain on investments                           $  7,890,555
                                                                   ------------
        Net realized and unrealized gain on investments
          and foreign currency                                     $ 29,833,469
                                                                   ------------
          Increase in net assets from operations                   $ 51,972,452
                                                                   ------------

See notes to financial statements

Statement of Changes in Net Assets
================================================================================
                                                Six Months Ended      Year Ended
                                                October 31, 1995  April 30, 1995
--------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                             $ 22,138,983   $ 39,867,272
  Net realized gain (loss) on investments and
    foreign currency transactions                     21,942,914    (35,439,392)
  Net unrealized gain on investments and
    foreign currency translation                       7,890,555     34,798,721
                                                    ------------   ------------
      Increase in net assets from operations        $ 51,972,452   $ 39,226,601
                                                    ------------   ------------
Distributions declared to shareholders -
  From net investment income (Class A)              $(18,353,552)  $(32,067,842)
  From net investment income (Class B)                (2,844,128)    (3,235,246)
  From net investment income (Class C)                  (375,451)
  From paid-in capital                                      --       (3,268,079)
                                                    ------------   ------------
      Total distributions declared to shareholders  $(21,573,131)  $(39,052,685)
                                                    ------------   ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                  $151,041,004   $155,634,237
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                  14,749,380     25,974,677
  Cost of shares reacquired                         (113,129,858)  (121,456,901)
                                                    ------------   ------------
      Increase in net assets from Fund
        share transactions                          $ 52,660,526   $ 60,152,013
                                                    ------------   ------------
        Total increase in net assets                $ 83,059,847   $ 60,325,929
Net assets:
  At beginning of period                             560,677,656    500,351,727
                                                    ------------   ------------
  At end of period (including distributions in
    excess of net investment income of $365,616
    and $931,468,respectively)                      $643,737,503   $560,677,656
                                                    ============   ============

See notes to financial statements

Financial Highlights
===================================================================================================================================
                                                                        Six Months Ended
                                                                             October 31,   Year Ended April 30,
                                                                                           ----------------------------------------
                                                                                   1995       1995       1994       1993      1992
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                          $  12.71   $  12.75   $  14.39   $  13.70   $  13.25
                                                                               --------   --------   --------   --------   --------
Income from investment operations# -
  Net investment income [ss]                                                   $   0.49   $   0.98   $   1.02   $   1.04   $   1.13
  Net realized and unrealized gain (loss)
    on investments                                                                 0.67      (0.05)     (0.63)      0.74       0.45
                                                                               --------   --------   --------   --------   --------
      Total from investment operations                                         $   1.16   $   0.93   $   0.39   $   1.78   $   1.58
                                                                               --------   --------   --------   --------   --------
Less distributions declared to shareholders -
  From net investment income                                                   $  (0.48)  $  (0.89)  $  (1.06)  $  (1.04)  $  (1.13)
  In excess of net investment income                                               --         --        (0.02)      --         --
  From net realized gain on investments --                                                    --        (0.80)     (0.05)      --
  In excess of net realized gain on invesments                                     --         --        (0.01)      --         --
  From paid-in capital                                                             --        (0.08)     (0.14)      --         --
                                                                               --------   --------   --------   --------   --------
      Total distributions declared
        to shareholders                                                        $  (0.48)  $  (0.97)  $  (2.03)  $  (1.09)  $  (1.13)
                                                                               --------   --------   --------   --------   --------
Net asset value - end of period                                                $  13.39   $  12.71   $  12.75   $  14.39   $  13.70
                                                                               ========   ========   ========   ========   ========
Total return+++                                                                   9.26%++    7.78%      2.12%     13.42%     12.39%
Ratios (to average net assets)/Supplemental data [ss]:
  Expenses##                                                                      0.95%+     1.00%      0.96%      0.88%      0.91%
  Net investment income                                                           7.35%+     7.91%      7.17%      7.82%      8.39%
Portfolio turnover                                                                 161%       306%       410%       330%       243%
Net assets at end of period (000 omitted)                                      $526,258   $477,056   $459,311   $490,417   $448,261

   + Annualized.
  ++ Not annualized.
 +++ Total returns for Class A shares do not include the applicable sales charge (except for reinvestment dividends prior to
     March 1, 1991). If the charge had been included, the results would have been lower.
   # Per share data for the periods subsequent to April 30, 1993 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
[ss] The distributor did not impose a portion of its distribution fee attributable to Class A shares for the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

     Net investment income                                                     $   0.48   $   0.97   $   1.01      --         --
     Ratios (to average net assets):
       Expenses##                                                                 1.05%+     1.10%      1.02%      --         --
       Net investment income                                                      7.25%+     7.81%      7.10%      --         --

See notes to financial statements

Financial Highlights - continued
====================================================================================================================================
                                                                    Year Ended April 30,
                                                                    ----------------------------------------------------------------
                                                                        1991       1990       1989       1988       1987       1986
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                               $  12.69   $  12.80   $  13.20   $  14.04   $  14.62   $  12.69
                                                                    --------   --------   --------   --------   --------   --------
Income from investment operations -
  Net investment income                                             $   1.14   $   1.20   $   1.15   $   1.16   $   1.24   $   1.43
  Net realized and unrealized gain (loss)
    on investments                                                      0.59      (0.14)     (0.38)     (0.42)     (0.27)      1.94
                                                                    --------   --------   --------   --------   --------   --------
      Total from investment operations                              $   1.73   $   1.06   $   0.77   $   0.74   $   0.97   $   3.37
                                                                    --------   --------   --------   --------   --------   --------
Less distributions declared to shareholders -
  From net investment income                                        $  (1.17)  $  (1.17)  $  (1.17)  $  (1.15)  $  (1.15)  $  (1.44)
  From net realized gain on investments                                 --         --         --        (0.43)     (0.40)      --
                                                                    --------   --------   --------   --------   --------   --------

  Total distributions declared to shareholders                      $  (1.17)  $  (1.17)  $  (1.17)  $  (1.58)  $  (1.55)  $  (1.44)
                                                                    --------   --------   --------   --------   --------   --------
Net asset value - end of period                                     $  13.25   $  12.69   $  12.80   $  13.20   $  14.04   $  14.62
                                                                    ========   ========   ========   ========   ========   ========
Total return+++                                                       13.65%      7.69%      5.49%      5.18%      6.15%     26.73%
Ratios (to average net assets)/Supplemental data:
   Expenses                                                            0.79%      0.75%      0.83%      0.76%      0.68%      0.79%
   Net investment income                                               8.82%      9.10%      8.93%      8.85%      8.44%     10.29%
Portfolio turnover                                                      189%       186%       160%       287%       334%       218%
Net assets at end of period (000 omitted)                           $315,722   $293,242   $299,485   $310,403   $318,329   $319,316

 ++ Total returns for Class A shares do not include the applicable sales charge (except for reinvestment dividends prior to
    March 1, 1991). If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Six Months
                                                                  Six Months                            Ended            Year Ended
                                                                       Ended            Year Ended    October    ------------------
                                                                 October 31,             April 30,        31,            April 30,
                                                                        1995       1995       1994*      1995       1995      1994**
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Class B                          Class C
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                               $  12.69   $  12.73   $  14.99   $  12.68   $  12.72   $  13.57
                                                                    --------   --------   --------   --------   --------   --------
Income from investment operations -
  Net investment income                                             $   0.44       0.88       0.56       0.44   $   0.88   $   0.29
  Net realized and unrealized gain (loss) on investments                0.66      (0.05)     (1.30)      0.68      (0.05)     (0.90)
                                                                    --------   --------   --------   --------   --------   --------
      Total from investment operations                              $   1.10   $   0.83   $  (0.74)  $   1.12   $   0.83   $  (0.61)
                                                                    --------   --------   --------   --------   --------   --------
Less distributions declared to shareholders -
  From net investment income                                        $  (0.44)  $  (0.80)  $  (0.59)  $  (0.45)  $  (0.80)  $  (0.22)
  In excess of net investment income                                    --         --        (0.02)      --         --         --
  From net realized gain on investments                                            --           --       --         --          --0
  In excess of net realized gains on investments                        --         --        (0.01)      --         --         --
   From paid-in capital                                                 --        (0.07)     (0.10)      --        (0.07)     (0.02)
                                                                    --------   --------   --------   --------   --------   --------
     Total distributions declared to shareholders                   $  (0.44)  $  (0.87)  $  (1.52)  $  (0.45)  $  (0.87)  $  (0.24)
                                                                    --------   --------   --------   --------   --------   --------
Net asset value - end of period                                     $  13.35   $  12.69   $  12.73   $  13.35   $  12.68   $  12.72
                                                                    --------   --------   --------   --------   --------   --------
Total return                                                           8.88%      6.90%    (5.42)%+      8.2%      7.00%   (4.57)%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                           1.80%+     1.84%      1.83%+     1.75%+     1.75%     1.80%+
  Net investment income                                                6.50%+     7.17%      6.39%+     6.58%+     7.17%     6.57%+
Portfolio turnover                                                      161%       306%       410%       161%       306%      410%
Net assets at end of period (000 omitted)                           $102,022   $ 75,451   $ 33,413   $ 15,458   $  8,171   $  7,627

   * For the period from the commencement of initial public offering of Class B shares, September 7, 1993 to April 30, 1994.
  ** For the period from the commencement of offering of Class C shares, January 3, 1994 to April 30, 1994.
   + Annualized.
  ++ Not annualized.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Bond Fund (the Fund) is a diversified series of MFS Series Trust IX (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Written Options - The Fund may write covered call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the Fund's management on the direction of interest rates.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discounts are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds, whereby interest income on PIK bonds is recorded ratably by the Fund at a constant yield to maturity. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security, other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are considered workout expenses and are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, the dividend disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited by the Fund with the custodian and with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

At April 30, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $26,331,803, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2003. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, and Class C shares. The three classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.20% of average daily net assets and 2.66% of investment income. The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $4,922 for the period ended October 31, 1995.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $75,160 for the period ended October 31, 1995, as its portion of the sales charge on sales of Class A. The Trustees have adopted separate distribution plans for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $131,794 for the period ended October 31, 1995. MFD is waiving the 0.10% distribution fees for an indefinite period. Fees incurred under the distribution plan during the period ended October 31, 1995 were 0.22% of average daily net assets, net of waiver, attributable to Class A shares on an annualized basis.

The Class B and Class C distribution plans provide that the Fund will pay MFD a distribution fee, equal to 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $6,774 and $1,387 for Class B and Class C shares, respectively, for the period ended October 31, 1995. Fees incurred under the distribution plans during the period ended October 31, 1995 were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

A contingent deferred sales charge is imposed on shareholder redemptions of Class A shares, on purchases of $1 million or more, in the event of a shareholder redemption within twelve months following the share purchase.
A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended October 31, 1995 were $16,246 and $97,079 for Class A shares and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of share at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       Purchases          Sales
===============================================================================
U.S. Government securities                         $285,016,432    $345,148,161
                                                   ============    ============
Investments (non-U.S. Government securities)       $731,049,247    $603,359,204
                                                   ============    ============

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $ 633,245,266
                                                                  =============
Gross unrealized appreciation                                     $  14,531,661
Gross unrealized depreciation                                        (2,302,105)
                                                                  -------------
    Net unrealized appreciation                                   $  12,229,556
                                                                  =============

(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares                 Six Months Ended October 31,1995         Year Ended April 30,1995
                               --------------------------------      ---------------------------
                                         Shares          Amount          Shares          Amount
================================================================================================
Shares sold                           5,946,893    $ 78,690,275       7,570,354    $ 93,377,941
Shares issued to shareholders in
  reinvestment of distributions         984,202      12,927,818       1,937,817      23,874,476
Shares reacquired                    (5,175,771)    (68,330,759)     (7,998,695)    (98,722,760)
                                     ----------    ------------      ----------    ------------
  Net increase                        1,755,324    $ 23,287,334       1,509,476    $ 18,529,657
                                     ==========    ============      ==========    ============

Class B Shares                 Six Months Ended October 31,1995         Year Ended April 30,1995
                               --------------------------------      ---------------------------
                                         Shares          Amount          Shares          Amount
================================================================================================
Shares sold                           4,528,355    $ 59,874,752       4,205,737    $ 51,952,884
Shares issued to shareholders in
  reinvestment of distributions         121,421       1,593,770         147,546       1,814,601
Shares reacquired                    (2,954,777)    (38,940,330)     (1,029,710)    (12,650,424)
                                     ----------    ------------      ----------    ------------
Net increase                          1,694,999    $ 22,528,192       3,323,573    $ 41,117,061
                                     ==========    ============      ==========    ============

Class C Shares                 Six Months Ended October 31,1995         Year Ended April 30,1995
                               --------------------------------      ---------------------------
                                         Shares          Amount          Shares          Amount
================================================================================================
Shares sold                             942,944    $ 12,475,977          35,445    $ 10,303,412
Shares issued to shareholders in
  reinvestment of distributions          17,332         227,792          23,176         285,600
Shares reacquired                      (446,416)     (5,858,769)       (813,659)
                                     ----------    ------------      ----------    ------------
Net increase                            513,860    $  6,845,000          44,962    $    505,295
                                     ==========    ============      ==========    ============

(6) Line of Credit

The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permit borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended October 31, 1995 was $3,733.

(7) Financial Instruments

The Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 1995, is as follows:

Written Option Transactions                1995 Calls                 1995 Puts
                                           -------------------------  ---------------------------
                                               Principal                  Principal
                                                 Amounts                    Amounts
                                            of Contracts               of Contracts
                                           (000 Omitted)     Premiums (000 Omitted)     Premiums
=================================================================================================
Outstanding, beginning of period -
  British Pounds ...........................       1,016    $  17,524           947    $  17,524
  German Marks .............................       2,259       15,668          --           --
  Japanese Yen .............................     479,624      182,107       258,736       35,489
German Marks/British Pounds ................       1,678       10,900          --           --
Options written -
  Japanese Yen .............................     387,000      158,991       627,000       95,463
Options terminated in closing transactions -
  British Pounds ...........................      (1,016)     (17,524)         --           --
  Japanese Yen .............................    (866,624)    (341,098)     (885,736)    (130,952)
  German Marks/British Pounds ..............      (1,678)     (10,900)         --           --
Options expired -
  British Pounds ...........................        --           --            (947)     (17,524)
  German Marks .............................      (2,259)     (15,668)         --           --
                                                --------    ---------      --------    ---------
Outstanding, end of period .................        --      $    --            --      $    --
                                                ========    =========      ========    =========

At October 31, 1995, the Fund had no outstanding written options contracts.

Forward Foreign Currency Exchange Contracts

                                                                                            Net Unrealized
                                              Contracts to     In Exchange       Contracts    Appreciation
                     Settlement Date       Deliver/Receive             for        at Value  (Depreciation)
============================================================================================================
Sales              12/07/95-12/07/95   AUD       7,514,586   $   5,615,508   $   5,708,438   $     (92,930)
                   11/03/95-11/09/95   CAD      28,684,416      21,117,579      21,341,760        (224,181)
                   11/14/95-12/15/95   DEM      22,480,664      15,601,500      15,985,067        (383,567)
                   11/10/95-11/10/95   DKK      19,687,680       3,600,000       3,604,878          (4,878)
                   12/07/95-12/07/95   ESP     309,583,980       2,438,726       2,528,961         (90,235)
                   11/10/95-11/14/95   GBP       2,338,724       3,729,730       3,696,513          33,217
                   12/07/95-12/07/95   IEP         764,924       1,248,292       1,239,116           9,176
                   12/07/95-12/07/95   ITL   3,600,805,978       2,227,821       2,253,602         (25,781)
                   11/27/95-11/27/95   JPY      24,806,604         276,000         243,759          32,241
                   11/10/95-11/24/95   NLG       5,130,892       3,255,769       3,254,829             940
                   11/10/95-12/20/95   NZD       9,407,349       6,121,883       6,199,648         (77,765)
                                                             -------------   -------------   -------------
                                                             $  65,232,808   $  66,056,571   $    (823,763)
                                                             =============   =============   =============

Purchases          11/10/95-11/10/95   AUD       3,200,000   $   2,369,440   $   2,433,984   $      64,544
                   11/09/95-11/09/95   CAD          22,988      17,032,613      17,103,743          71,130
                   12/07/95-12/15/95   DEM       5,519,354       3,895,080       3,927,801          32,721
                   12/07/95-12/07/95   ESP      30,767,494         246,229         251,337           5,108
                   11/10/95-11/14/95   GBP       2,338,724       3,681,304       3,696,513          15,209
                   11/06/95-11/06/95   IEP         764,924       1,230,067       1,239,116           9,049
                   12/07/95-12/07/95   ITL   3,336,861,038       2,067,301       2,088,410          21,109
                   11/27/95-11/27/95   JPY          95,816         934,425         943,148           8,723
                   11/10/95-12/20/95   NZD       6,330,884       4,153,858       4,175,026          21,168
                                                             -------------   -------------   -------------
                                                             $  35,610,317   $  35,859,078   $     248,761
                                                             =============   =============   =============

At October 31, 1995, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) Restricted Securities

The Fund may invest not more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale. At October 31, 1995, the Fund owned the following restricted securities (constituting 5.53% of total assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                         Date of
                                                     Description    Acquisition   Par Amount          Cost              Value
==========================================================================================================
Den Danske Bank, 7.25s, 2005                      6/21/95            $3,000,000   $2,997,330   $ 3,044,940
Financiara Ener National-Colombia, 6.625s, 1996   3/22/95             3,040,000    2,918,400     3,021,000
Hidroelectrica Alicura, 8.375s, 1999              4/12/94             4,325,000    4,070,906     3,806,000
Jet Equipment Trust, "B," 10.91s, 2006            12/21/94-4/25/95    3,095,327    3,249,286     3,526,971
Jet Equipment Trust, "B," 9.71s, 2014             7/26/95             1,500,000    1,500,000     1,613,550
Jet Equipment Trust, "C," 10.69s, 2015            4/07/94             2,390,000    2,390,000     2,731,244
Merrill Lynch Mortgage Investors,
   Inc., 9.3s, 2016                               12/16/92            4,416,081    4,432,642     4,509,923
Merrill Lynch Mortgage Investors,
   Inc., 10.25s, 2009                             4/07/92             1,210,587    1,245,391     1,224,957
Merrill Lynch Mortgage Investors,
   Inc., 10.8s, 2009                              4/08/92                56,727       58,570        56,567
Merrill Lynch Mortgage Investors,
   Inc., 8.238s, 2021                             6/22/94             2,000,000    1,386,250     1,530,660
Salton Sea Funding Corp., 7.37s, 2005             7/21/95             2,655,000    2,655,000     2,690,444
Salton Sea Funding Corp., 7.84s, 2010             7/21/95             2,775,000    2,775,000     2,822,203
Owens Corning Fiberglass Corp.,
   9.9s, 2015                                     3/07/95             1,500,000    1,500,000     1,651,875
Qantas Airway Ltd., 7.5s, 2003                    6/24/93             5,000,000    4,961,000     5,112,450
                                                                                               -----------
                                                                                               $37,342,784
                                                                                               ===========

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IX and Shareholders of MFS Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Bond Fund (a series of MFS Series Trust IX) as of October 31, 1995, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended October 31, 1995 and the year ended April 30, 1995, and the financial highlights for the six months ended October 31, 1995 and each of the years in the ten-year period ended April 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Bond Fund at October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 4, 1995

    ----------------------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS INVESTMENT OPPORTUNITIES

MUTUAL FUNDS

The MFS Family of Funds [R], shown on the facing page, falls into the eight general categories below. All offer full-time professional management, a diversified portfolio, and a wide array of shareholder services.

STOCK FUNDS seek growth of capital rather than income through investments in stocks.

STOCK AND BOND FUNDS seek current income and growth of capital through investments in both stocks and bonds.

BOND FUNDS seek current income through investments in debt securities.

WORLD FUNDS seek stock, balanced, and bond fund objectives through investments in U.S. and foreign stocks and bonds.

LIMITED-MATURITY FUNDS seek current income and preservation of capital through investments in debt securities with remaining maturities of five years or less.

NATIONAL TAX-FREE BOND FUNDS seek current income exempt from federal income tax through investments in debt securities issued by states and municipalities. [1]

STATE TAX-FREE BOND FUNDS seek current income exempt from federal and state income taxes through investments in debt securities issued by a single state and its municipalities. [1]

MONEY MARKET FUNDS seek preservation of capital and current income through investments in short-term debt securities. [2]

To determine which MFS fund may be appropriate for you, please contact your financial adviser, who can help you relate these investment opportunities to your financial goals. If you prefer, you may call MFS Investor Information for literature [3] on MFS products and services: 1-800-637-2929, from 9 a.m. to 5 p.m. Eastern time any business day (leave a message anytime).

[1] A small portion of the income may be subject to federal, state and/or alternative minimum tax.

[2] Investments in money market funds are not issued or guaranteed by the U.S. government and there is no assurance that the fund will be able to maintain a stable net asset value.

[3] Including a prospectus containing more complete information including charges and expenses. Read the prospectus carefully before investing.

THE MFS FAMILY OF FUNDS [Registration Mark]

America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or, leave a message any time). This material should be read carefully before investing or sending money.

STOCK
================================================================================
Massachusetts Investors Trust
--------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Capital Growth Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Emerging Growth Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Gold & Natural Resources Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Growth Opportunities Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Managed Sectors Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] OTC Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Research Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Value Fund
--------------------------------------------------------------------------------

STOCK AND BOND
================================================================================
MFS [Registration Mark] Total Return Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Utilities Fund
--------------------------------------------------------------------------------

BOND
================================================================================
MFS [Registration Mark] Bond Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Government Mortgage Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Government Securities Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] High Income Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Intermediate Income Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Strategic Income Fund
(formerly MFS [Registration Mark] Income & Opportunity Fund)
--------------------------------------------------------------------------------

LIMITED MATURITY BOND
================================================================================
MFS [Registration Mark] Government Limited Maturity Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Limited Maturity Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Municipal Limited Maturity Fund
--------------------------------------------------------------------------------

WORLD
================================================================================
MFS [Registration Mark] World Asset Allocation Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] World Equity Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] World Governments Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] World Growth Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] World Total Return Fund
--------------------------------------------------------------------------------

NATIONAL TAX-FREE BOND
================================================================================
MFS [Registration Mark] Municipal Bond Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Municipal High Income Fund
(closed to new investors)
--------------------------------------------------------------------------------
MFS [Registration Mark] Municipal Income Fund
--------------------------------------------------------------------------------

STATE TAX-FREE BOND
================================================================================
Alabama, Arkansas, California, Florida, Georgia, Louisiana, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Texas, Virginia, Washington, West Virginia
--------------------------------------------------------------------------------

MONEY MARKET
================================================================================
MFS [Registration Mark] Cash Reserve Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Government Money Market Fund
--------------------------------------------------------------------------------
MFS [Registration Mark] Money Market Fund
--------------------------------------------------------------------------------

MFS [Registration Mark]      [Dalbar Logo]                      Bulk Rate
BOND FUND                                                       U.S. Postage
                                                                P A I D
500 Boylston Street                                             Permit #55638
Boston, MA 02116                                                Boston, MA


[MFS Logo]
THE FIRST NAME IN MUTUAL FUNDS




                                                   MFB-3  12/95/50M  11/211/311